COMPREHENSIVE EARNINGS (LOSS): (Tables)	12 Months Ended
Dec. 31, 2012
COMPREHENSIVE EARNINGS (LOSS):
Schedule of accumulated other comprehensive earnings (loss):

	Foreign	Unrealized Gain (Loss) on			Accumulated
	Currency Translation Adjustment	Investments	Derivatives	Postretirement and Pension Benefits	Other Comprehensive Earnings (Loss)
Balance at January 1, 2010	$(13,227)	$(255)	$2,314	$(1,228)	$(12,396)
Unrealized gains (losses)	856	(1,179)	7,313	(3,135)	3,855
(Gains) losses reclassified to net earnings	—	—	(2,651)	128	(2,523)
Tax effect	135	435	(1,724)	1,005	(149)
Net of tax amount	991	(744)	2,938	(2,002)	1,183
Balance at December 31, 2010	(12,236)	(999)	5,252	(3,230)	(11,213)
Unrealized gains (losses)	(2,496)	1,030	(397)	(3,593)	(5,456)
(Gains) losses reclassified to net earnings	—	—	(7,531)	501	(7,030)
Tax effect	46	(382)	2,933	1,149	3,746
Net of tax amount	(2,450)	648	(4,995)	(1,943)	(8,740)
Balance at December 31, 2011	(14,686)	(351)	257	(5,173)	(19,953)
Unrealized gains (losses)	1,303	1,980	(339)	1,066	4,010
(Gains) losses reclassified to net earnings	—	—	(243)	1,036	793
Tax effect	(23)	(721)	214	(767)	(1,297)
Net of tax amount	1,280	1,259	(368)	1,335	3,506
Balance at December 31, 2012	$(13,406)	$908	$(111)	$(3,838)	$(16,447)